Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment
Gross book value	$ 38,209,250	$ 37,625,703
Accumulated depreciation	(18,428,804)	(16,956,352)
Net book value	19,780,446	20,669,351
Depreciation expense	1,482,810	1,461,326	1,392,153
Land
Premises and Equipment
Gross book value	3,517,357	3,511,497
Buildings
Premises and Equipment
Gross book value	24,043,754	23,870,070
Equipment and fixtures
Premises and Equipment
Gross book value	10,640,246	10,238,276
Construction in progress
Premises and Equipment
Gross book value	$ 7,893	$ 5,860